February 3, 2012

VIA EDGAR SYSTEM
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FMI Funds, Inc. File Nos. 333-12745 and 811-07831 Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of FMI Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.         The form of Prospectus and Statement of Additional Information for the FMI Focus Fund, the FMI Large Cap Fund and the FMI International Fund, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 21 to the Form N-1A Registration Statement filed by the Company on January 31, 2012, which became effective that same day. This is the most recent amendment to such registration statement.

2.         The text of Post-Effective Amendment No. 21 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 31, 2012.

Very truly yours,

FMI FUNDS, INC.

By:  /s/ Kathleen M. Lauters
Kathleen M. Lauters
Chief Compliance Officer